DEFERRED TAX	12 Months Ended
Dec. 31, 2022
Disclosure of deferred taxes [Abstract]
DEFERRED TAX
NOTE 28: DEFERRED TAX
The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2022 £m	2021 £m	Tax disclosure	2022 £m	2021 £m
Deferred tax assets	5,857	4,048	Deferred tax assets	7,999	6,377
Deferred tax liabilities	(208)	–	Deferred tax liabilities	(2,350)	(2,329)
Asset at 31 December	5,649	4,048	Asset at 31 December	5,649	4,048
The statutory position reflects the deferred tax assets and liabilities as disclosed in the consolidated balance sheet and takes into account the ability of the Group to net assets and liabilities where there is a legally enforceable right of offset. The tax disclosure of deferred tax assets and liabilities ties to the amounts outlined in the tables below which splits the deferred tax assets and liabilities by type, before such netting.
Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Provisions £m	Share-based payments £m	Pension liabilities £m	Derivatives £m	Asset revaluations £m	Other temporary differences £m	Total £m
At 1 January 2021	4,054	678	251	27	56	7	28	226	5,327
Credit (charge) to the income statement	964	82	13	(10)	15	30	(28)	(50)	1,016
Credit (charge) to other comprehensive income	–	–	36	–	(2)	–	–	–	34
At 31 December 2021	5,018	760	300	17	69	37	–	176	6,377
Credit (charge) to the income statement	(4)	(237)	114	(3)	(22)	183	8	(66)	(27)
Credit (charge) to other comprehensive income	–	–	(155)	–	–	1,804	–	–	1,649
At 31 December 2022	5,014	523	259	14	47	2,024	8	110	7,999

Deferred tax liabilities		Capitalised software enhancements £m		Acquisition fair value £m	Pension assets £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2021			(228)	(336)	(392)	(699)	–	(204)	(1,859)
(Charge) credit to the income statement			(47)	(16)	(93)	(65)	2	(115)	(334)
(Charge) credit to other comprehensive income			–	–	(846)	764	(54)	–	(136)
Exchange and other adjustments			–	–	–	–	–	–	–
At 31 December 2021			(275)	(352)	(1,331)	–	(52)	(319)	(2,329)
(Charge) credit to the income statement			117	29	29	(470)	41	(47)	(301)
Credit to other comprehensive income			–	–	283	–	11	–	294
Exchange and other adjustments			–	–	–	–	–	(14)	(14)
At 31 December 2022			(158)	(323)	(1,019)	(470)	–	(380)	(2,350)
1Financial assets at fair value through other comprehensive income.
At 31 December 2022 the Group carried net deferred tax assets on its balance sheet of £5,857 million (2021: £4,048 million) principally relating to tax losses carried forward.
Estimation of income taxes includes the assessment of recoverability of deferred tax assets. Deferred tax assets are only recognised to the extent that they are considered more likely than not to be recoverable based on existing tax laws and forecasts of future taxable profits against which the underlying tax deductions can be utilised. The Group has recognised a deferred tax asset of £5,014 million (2021: £5,018 million) in respect of trading losses carried forward. Substantially all of these losses have arisen in Bank of Scotland plc and Lloyds Bank plc, and they will be utilised as taxable profits arise in those legal entities in future periods.
The Group’s expectations of future UK taxable profits require management judgement, and take into account the Group’s long-term financial and strategic plans and anticipated future tax-adjusting items. In making this assessment, account is taken of business plans, the Board-approved operating plan and the expected future economic outlook as set out in the strategic report, as well as the risks associated with future regulatory, climate-related and other change, in order to produce a base case forecast of future UK taxable profits. Under current law there is no expiry date for UK trading losses not yet utilised, and given the forecast of future profitability and the Group’s commitment to the UK market, in management’s judgement it is more likely than not that the value of the losses will be recovered by the Group while still operating as a going concern. Banking tax losses that arose before 1 April 2015 can only be used against 25 per cent of taxable profits arising after 1 April 2016, and they cannot be used to reduce the surcharge on banking profits. These restrictions in utilisation mean that the value of the deferred tax asset in respect of tax losses is only expected to be fully recovered by 2036 (2021: 2047) in the base case forecast. The rate of recovery of the Group’s tax loss asset is not a straight line, being affected by the relative profitability of the different legal entities in future periods, and the relative size of their tax losses carried forward. It is expected in the base case that 90 per cent of the value will be recovered by 2032, when Bank of Scotland plc will have utilised all of its available tax losses. It is possible that future tax law changes could materially affect the timing of recovery and the value of these losses ultimately realised by the Group.
Deferred tax not recognised
Deferred tax assets of £147 million (2021: £151 million have not been recognised in respect of £583 million of UK tax losses and other temporary differences which can only be used to offset future capital gains. UK capital losses can be carried forward indefinitely.
No deferred tax has been recognised in respect of foreign trade losses where it is not more likely than not that we will be able to utilise them in future periods. Of the asset not recognised, £53 million (2021: £34 million) relates to losses that will expire if not used within 20 years, and £7 million (2021: £5 million) relates to losses with no expiry date.